CONVERTIBLE DEBENTURES (Details 1) - Derivative Liability One [Member]	12 Months Ended
Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	4.67%
Expected life	2 years 1 month 2 days
Expected volatility	99.00%